STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	May 11, 2016 USD ($) shares	May 21, 2013 shares	Aug. 31, 2016 shares	Dec. 31, 2017 USD ($) item $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
STOCK-BASED COMPENSATION
Per unit grant date fair value (in dollars per unit) | $ / shares				$ 20.55	$ 13.53	$ 25.64
Unrecognized compensation expense
Non-cash compensation expense | $				$ 22	$ 18	$ 13
Unrecognized compensation cost, net of estimated forfeitures | $				$ 23
Weighted average period for recognition of unrecognized compensation expense				1 year 9 months 18 days
Restricted Stock Units (RSUs) [Member]
STOCK-BASED COMPENSATION
New awards granted (in shares)				950,000	1,600,000	521,000
Restricted Stock Units (RSUs) [Member] | Minimum
STOCK-BASED COMPENSATION
Award vesting period				1 year	1 year	1 year
Restricted Stock Units (RSUs) [Member] | Maximum
STOCK-BASED COMPENSATION
Award vesting period				4 years	4 years	4 years
Restricted Stock Units (RSUs) [Member] | Cliff vesting
STOCK-BASED COMPENSATION
New awards granted (in shares)				251,000	533,000	105,000
Award vesting period				3 years	3 years	3 years
Restricted Stock Units (RSUs) [Member] | Vesting Based on Performance [Member]
STOCK-BASED COMPENSATION
New awards granted (in shares)				213,000	402,000	54,000
Per unit grant date fair value (in dollars per unit) | $ / shares				$ 28.23	$ 13.13	$ 40.71
Number of peer groups for estimating total shareholder return ranking | item				2
The estimated performance period to be considered for historical average volatility rate				3 years
The performance measurement period to be considered for risk free interest rate assumption				3 years
Restricted Stock Units (RSUs) [Member] | Vesting Based on Performance [Member] | Minimum
STOCK-BASED COMPENSATION
Percentage of target shares which can be earned by the participants (as a percent)				0.00%	0.00%	0.00%
Restricted Stock Units (RSUs) [Member] | Vesting Based on Performance [Member] | Maximum
STOCK-BASED COMPENSATION
Percentage of target shares which can be earned by the participants (as a percent)				200.00%	200.00%	200.00%
Stock and Incentive Compensation Plan 2013 [Member]
STOCK-BASED COMPENSATION
Number of shares of common stock reserved for issuance		4,100,000
Reduction from common stock reserved for issuance for every share granted under prior plan		1
Number of additional shares of common stock reserved for issuance			4,000,000
Remaining shares available for future issuance				3,300,000
Stock and Incentive Compensation Plan 2013 [Member] | Vistana | Vistana Employees
STOCK-BASED COMPENSATION
Fair value | $	$ 10
Fair Value, pre-acquisition services | $	2
Fair Value, post-acquisition services | $	$ 8
Stock and Incentive Compensation Plan 2013 [Member] | Restricted Stock Units (RSUs) [Member] | Vistana | Vistana Employees
STOCK-BASED COMPENSATION
Shares issued in conversion	11,000
Stock and Incentive Compensation Plan 2013 [Member] | Restricted stock | Vistana | Vistana Employees
STOCK-BASED COMPENSATION
Shares issued in conversion	713,000